Finance leases (Tables)	3 Months Ended
Mar. 31, 2018
Leases [Abstract]
Schedule Of Capital Lease Obligations
	As at
	Mar 31, 2018	Dec 31, 2017
Current portion of finance lease obligations	5,068,433	3,783,044
Current portion of deferred finance fees	(227,112)	(245,578)
Non-current portion of finance lease obligations	53,097,150	39,402,440
Non-current portion of deferred finance fees	(733,766)	(445,887)
Total finance lease obligations	57,204,705	42,494,019
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Net finance lease obligations	54,324,705	39,614,019

Schedule Of Future Minimum Lease Payments for Capital Leases
The future minimum lease payments required under the finance leases as at March 31, 2018, were as follows:

As at
Mar 31, 2018
2018	6,490,000
2019	8,614,000
2020	8,637,600
2021	14,829,800
2022	7,227,000
2023	19,194,600
2024	7,401,500
Total minimum lease payments	72,394,500
Less amounts representing interest and deferred finance fees	(15,189,795)
Net minimum lease payments	57,204,705
Amount receivable in respect of finance leases	(2,880,000)
Adjusted net minimum lease payments	54,324,705